Nature of the Business - Additional Information (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net losses	$ 65,973	$ 105,691
Accumulated deficit	422,354		$ 356,381
Net cash used in operating and investing activities	61,500
Cash and cash equivalents	$ 65,848	$ 136,377	$ 117,662